Certain Relationships and Related Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 27, 2019 USD ($) Location	Apr. 28, 2018 USD ($)	Apr. 29, 2017 USD ($)
Corporate Office
Transactions with Third Party [Line Items]
Number of location leased | Location	2
Annual rent	$ 10,649	$ 10,503	$ 9,637
LR Enterprises
Transactions with Third Party [Line Items]
Aircraft time-sharing and operating costs	147	185	$ 153
Live Ramp Holding
Transactions with Third Party [Line Items]
Consultacy fees paid for onboarding services	$ 165	$ 0